Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	June 30, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,460,635 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,230	60,443
Nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,230	63,684

Disclosure of movements in share capital

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	June 30, 2022
Ordinary shares	120,886,527	1,574,108	—	122,460,635
Deferred shares	324,121	—	(324,121)	—
	121,210,648	1,574,108	(324,121)	122,460,635